Accrued Liabilities and Other Payables (Tables)	6 Months Ended
Dec. 31, 2023
Accrued Liabilities and Other Payables [Abstract]
Schedule of Accrued Liabilities and Other Payables	As of December 31, 2023 and June 30, 2023, accrued liabilities and other payables consisted of the following:
	As of December 31,	As of June 30,
	2023	2023
Payroll payables	$136,964	$92,856
Other payables	97,734	122,186
	$234,698	$215,042